UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value (000)
Equities: 94.9%

Information 25.0%
	> Business Software 3.1%
12,400,000	Novell (a)	$94,736
	Directory, Operating System & Identity Management Software
1,400,000	Micros Systems (a)	91,098
	Information Systems for Restaurants & Hotels
4,000,000	Informatica (a)	62,800
	Enterprise Data Integration Software
1,868,000	Kenexa (a)(b)	57,497
	Recruiting & Workforce Management Solutions
1,800,000	Avid Technology (a)	48,744
	Digital Nonlinear Editing Software & Systems
1,400,000	Concur Technologies (a)	44,128
	Web Enabled Cost & Expense Management Software
2,500,000	Radiant Systems (a)(b)	39,575
	Point of Sale Systems: Convenient Stores & Restaurants
2,500,000	Epicor (a)	34,425
	Software Systems to Run Small Businesses
1,007,000	ANSYS (a)	34,409
	Simulation Software for Engineers & Designers
5,306,000	Actuate (a)(b)	34,224
	Information Delivery Software & Solutions
1,326,000	Blackbaud	33,468
	Software & Services for Non-profits
1,600,000	Red Hat (a)	31,792
	Maintenance & Support for Opensource
1,800,000	Parametric Technology (a)	31,356
	Engineering Software & Services
1,000,000	Cadence Design Systems (a)	22,190
	Electronic Design Automation Software
		660,442
	> Computer Hardware & Related Equipment 3.1%
3,800,000	Amphenol	151,088
	Electronic Connectors
2,180,000	Belden CDT	102,264
	Specialty Cable
2,257,000	II-VI (a)(b)	77,934
	Laser Components
1,426,000	Nice Systems (Israel) (a)	51,108
	Audio & Video Recording Solutions
570,000	Wincor Nixdorf (Germany)	47,118
	Retail POS Systems & ATM Machines
945,000	Zebra Technologies (a)	34,483
	Bar Code Printers
924,000	Dolby Laboratories (a)	32,174
	Audio Technology for Consumer Electronics
1,027,000	Avocent (a)	29,906
	Computer Control Switches
932,000	Netgear (a)	28,351
	Networking Products for Small Business & Home
503,000	Rogers (a)	20,719
	PCB Laminates & High-performance Foams
735,000	Excel Technology (a)(b)	18,338
	Laser Systems & Electro-optical Components
650,000	Stratasys (a)	17,914
	Rapid Prototyping Systems
1,310,000	CTS	16,899
	Electronic Components, Sensors & Electronics Manufacturing Solutions
500,000	Intermec (a)	13,060
	Bar Code & Wireless LAN Systems
225,000	Diebold	10,220
	Automated Teller Machines
		651,576
	> Instrumentation 2.4%
2,800,000	Flir Systems (a)	155,092
	Infrared Cameras
3,070,000	Trimble Navigation (a)	120,375
	GPS-based Instruments
750,000	Mettler Toledo (a)	76,500
	Laboratory Equipment
800,000	Varian (a)	50,888
	Analytical Instruments
600,000	Dionex (a)	47,676
	Ion & Liquid Chromatography
860,000	FARO Technologies (a)(b)	37,969
	Precision Measurement Equipment
1,237,000	IPG Photonics (a)	24,319
	Fiber Lasers
		512,819
	> Mobile Communications 2.1%
4,500,000	Crown Castle International (a)	182,835
	Communications Towers
3,500,000	American Tower (a)	152,390
	Communications Towers in USA & Mexico
4,000,000	Dobson Communications (a)	51,160
	Rural & Small City Cellular Telephone Services
600,000	Telephone & Data Systems	40,050
	Cellular & Wireline Telephone Services
175,000	MetroPCS Communications (a)	4,774
	Discount Cellular Telephone Services
600,000	Globalstar (a)	4,398
	Satellite Mobile Voice & Data Carrier
		435,607
	> Gaming Equipment & Services 1.8%
2,750,000	International Game Technology	118,525
	Slot Machines & Progressive Slots
3,150,000	Bally Technologies (a)(b)	111,604
	Slot Machines & Software
2,850,000	Scientific Games (a)	107,160
	Lottery Services Provider
2,430,000	Shuffle Master (a)(b)	36,329
	Card Shufflers & Casino Games
		373,618
	> Financial Processors 1.7%
6,500,000	Hong Kong Exchanges and Clearing (Hong Kong)	198,696
	Hong Kong Equity & Derivatives Market Operator
2,774,000	Global Payments	122,666
	Credit Card Processor

Number of Shares		Value (000)

	> Financial Processors—continued
5,000,000	Singapore Exchange (Singapore)	$43,213
	Singapore Equity & Derivatives Market Operator
		364,575
	> CATV 1.7%
4,500,000	Discovery Holding (a)	129,825
	CATV Programming
2,050,000	Liberty Global Series C (a)	79,253
1,500,000	Liberty Global Series A (a)	61,530
	Cable TV Franchises outside the USA
70,000	Jupiter Telecommunications (Japan) (a)	54,241
	Largest Cable Service Provider in Japan
130,000	Liberty Media Corp - Capital (a)	16,228
	CATV Holding Company
1,250,000	Mediacom Communications (a)	8,812
	Cable Television Franchises
		349,889
	> Semiconductors & Related Equipment 1.6%
4,800,000	Integrated Device Technology (a)	74,304
	Communications Semiconductors
2,250,000	Microsemi (a)	62,730
	Analog/Mixed Signal Semiconductors
1,420,000	Littelfuse (a)(b)	50,680
	Little Fuses
820,000	Supertex (a)(b)	32,702
	Mixed-signal Semiconductors
3,355,000	AMIS Holdings (a)	32,577
	Mixed-signal Semiconductors
6,591,494	Everlight Electronics (Taiwan)	28,688
	Led Packager
3,000,000	Entegris (a)	26,040
	Semiconductor Wafer Shipping & Handling Products
1,905,000	IXYS (a)(b)	19,869
	Power Semiconductors
		327,590
	> Internet Related 1.3%
9,500,000	SkillSoft (a)(b)	85,405
	Web-based Learning Solutions (E-Learning)
3,000,000	ValueClick (a)	67,380
	Internet Advertising
4,000,000	CNET Networks (a)	29,800
	Internet Advertising on Niche Websites
700,000	Sohu.com (China) (a)	26,397
	Advertising on Chinese Internet Portal
225,000	Equinix (a)	19,955
	Network Neutral Data Centers
1,400,000	TheStreet.com	16,954
	Financial Information Website Publisher
1,700,000	Marchex (b)	16,167
	Internet Advertising
900,000	Switch & Data Facilities (a)	14,661
	Network Neutral Data Centers
		276,719
	> Business Information & Marketing Services 1.0%
3,000,000	Ceridian (a)	104,220
	HR Services & Payment Processing
2,500,000	Navigant Consulting (a)(b)	31,650
	Financial Consulting Firm
420,000	FTI Consulting (a)	21,130
	Financial Consulting Firm
461,000	Viad	16,596
	Trade Show Services, Travel & Tours
2,000,000	Voyager Learning (a)(b)	16,460
	Education Services for the K-12 Market
2,500,000	Taylor Nelson Sofres (United Kingdom)	11,549
	Market Research
800,000	infoUSA	7,432
	Business Data for Sales Leads
250,000	Getty Images (a)	6,960
	Photographs for Publications & Electronic Media
		215,997
	> Telecommunications Equipment 1.0%
15,600,000	Tellabs (a)	148,512
	Telecommunications Equipment
1,665,000	Polycom (a)	44,722
	Video Conferencing Equipment
370,000	Ciena (a)	14,089
	Optical Transport & Broadband Access Equipment
		207,323
	> Telephone Services 1.0%
6,500,000	Time Warner Telecom (a)	142,805
	Fiber Optic Telephone/Data Services
2,000,000	Cogent Communications (a)	46,680
	Internet Data Pipelines
1,000,000	Windstream	14,120
	Rural Telephone Franchises
		203,605
	> Publishing 0.6%
1,200,000	NAVTEQ (a)	93,564
	Map Data for Electronic Devices
800,000	Prisa (Spain)	15,818
	Leading Spanish-speaking Publisher
1,300,000	Informa Group (United Kingdom)	13,302
	Global Publisher & Event Organizer
		122,684
	> Electronics Distribution 0.5%
2,490,000	Avnet (a)	99,251
	Electronic Components Distribution
710,000	Agilysys	11,999
	IT Distributor
		111,250
	> Contract Manufacturing 0.5%
26,000,000	Sanmina-SCI (a)	55,120
	Electronic Manufacturing Services
1,415,000	Plexus (a)	38,771
	Electronic Manufacturing Services
690,000	Jabil Circuit	15,760
	Electronic Manufacturing Services
		109,651

Number of Shares		Value (000)

	> Computer Services 0.4%
5,000,000	iGate (a)(b)	$42,850
	IT & Business Process Outsourcing Services
1,050,000	SRA International (a)	29,484
	Government IT Services
4,600,000	AnswerThink (a)(b)	15,134
	IT Integration & Best Practice Research
		87,468
	> Consumer Software 0.3%
2,000,000	THQ (a)	49,960
	Entertainment Software
750,000	Activision (a)	16,192
	Entertainment Software
		66,152
	> Satellite Broadcasting & Services 0.3%
2,755,000	SES Global (France)	65,001
	Satellite Broadcasting Services
		65,001
	> Radio 0.2%
1,500,000	Cumulus Media (a)	15,330
	Radio Stations in Small Cities
1,541,000	Salem Communications (b)	12,328
	Radio Stations for Religious Programming
1,400,000	Saga Communications (a)(b)	10,276
	Radio Stations in Small- & Mid-sized Cities
2,400,000	Spanish Broadcasting System (a)(b)	6,192
	Spanish Language Radio Stations
		44,126
	> Television Programming 0.2%
4,000,000	Lions Gate Entertainment (a)	41,240
	Film & TV Studio
		41,240
	> TV Broadcasting 0.2%
2,500,000	Entravision Communications (a)	23,050
	Spanish Language TV, Radio & Outdoor
1,750,000	Gray Television	14,858
	Mid Market Affiliated TV Stations
		37,908
Information: Total		5,265,240

Industrial Goods & Services 17.3%
	> Machinery 5.4%
5,000,000	Ametek	216,100
	Aerospace/Industrial Instruments
4,200,000	Donaldson (b)	175,392
	Industrial Air Filtration
3,500,000	Clarcor (b)	119,735
	Mobile & Industrial Filters
2,850,000	Pentair	94,563
	Pumps & Water Treatment
2,250,000	Pall	87,525
	Filtration & Fluids Clarification
1,814,000	Mine Safety Appliances (b)	85,458
	Safety Equipment
2,200,000	ESCO Technologies (a)(b)	73,128
	Automatic Electric Meter Readers
1,300,000	Kaydon	67,587
	Specialized Friction & Motion Control Products
2,700,000	Goodman Global (a)	64,476
	HVAC Equipment Manufacturer
1,250,000	Nordson	62,763
	Dispensing Systems for Adhesives & Coatings
833,000	Toro	49,005
	Turf Maintenance Equipment
112,000	Neopost (France)	15,805
	Postage Meter Machines
360,000	Union Tool (Japan)	15,485
	Precision Drill Bit Manufacturer
196,000	MOOG (a)	8,612
	Motion Control Products for Aerospace, Defense & Industrial Markets
		1,135,634
	> Other Industrial Services 3.0%
5,500,000	Expeditors International of Washington	260,150
	International Freight Forwarder
2,700,000	UTI Worldwide	62,046
	Global Logistics & Freight Forwarding
1,900,000	Forward Air (b)	56,582
	Freight Transportation Between Airports
2,000,000	American Commercial Lines (a)	47,460
	Operator/Builder of Inland Barges
2,300,000	Labor Ready (a)	42,573
	Temporary Manual Labor
1,750,000	Mobile Mini (a)	42,280
	Portable Storage Units Leasing
2,000,000	American Reprographics (a)	37,440
	Document Management & Logistics
374,000	Imtech (Netherlands)	30,731
	Engineering & Technical Services
600,000	G&K Services	24,120
	Uniform Rental
1,100,000	Intertek Testing (United Kingdom)	21,275
	Testing, Inspection, Certification Services
615,000	TAL International Group	15,418
	Intermodal Freight Containers Leasing
		640,075
	> Industrial Materials & Specialty Chemicals 1.9%
530,000	Novozymes (Denmark)	66,832
	Industrial Enzymes
1,378,000	Drew Industries (a)(b)	56,057
	RV & Manufactured Home Components
28,000	Sika (Switzerland)	54,446
	Chemicals for Construction & Industrial Applications
1,050,000	Albany International	39,364
	Paper Machine Clothing & Advanced Textiles
195,000	Sociedad Quimica y Minera de Chile (Chile)	33,819
	Producer of Specialty Fertilizers, Lithium, & Iodine
400,000	Carbone Lorraine (France)	31,030
	Advanced Industrial Materials

Number of Shares		Value (000)

	> Industrial Materials & Specialty Chemicals—continued
400,000	Cytec Industries	$27,356
	Aerospace Composites & Specialty Chemical
400,000	Greif	24,272
	Industrial Packaging
2,850,000	Kansai Paint (Japan)	21,808
	Paint Producer in Japan, India, China & Southeast Asia
1,050,000	Spartech	17,913
	Plastics Distribution & Compounding
441,384	Koninklijke TenCate (Netherlands)	17,870
	Advanced Textiles & Industrial Fabrics
611,460	Wavin (Netherlands)	10,921
	Largest European Plastic Pipe Systems Company
146,000	Aptargroup	5,529
	Dispensing Systems for Consumer Products & Pharmaceuticals
		407,217
	> Industrial Distribution 1.7%
1,300,000	WW Grainger	118,547
	Industrial Distribution
2,375,000	Watsco (b)	110,271
	HVAC Distribution
1,925,000	Airgas	99,388
	Industrial Gas Distributor
1,200,000	Interline Brands (a)	27,588
	Industrial Distribution
		355,794
	> Construction 1.6%
1,900,000	Florida Rock	118,731
	Aggregates & Concrete
650,000	Martin Marietta Materials	86,808
	Aggregates
2,200,000	Simpson Manufacturing	70,070
	Wall Joint Maker
325,000	Vulcan Materials	28,974
	Aggregates, Concrete & Asphalt
170,000	Geberit (Switzerland)	22,238
	Plumbing Supplies
444,400	Kingspan Group (Ireland)	9,743
	Building Insulation & Environmental Containers
		336,564
	> Electrical Components 1.1%
2,600,000	Genlyte Group (a)(b)	167,076
	Commercial Lighting Fixtures
700,000	Legrand (France)	23,525
	Electrical Components
1,125,000	Ushio (Japan)	20,389
	Industrial Light Sources
500,000	Zumtobel (Austria)	19,017
	Lighting Systems
		230,007
	> Conglomerates 1.0%
4,845,000	Hexagon (Sweden)	98,313
	Measurement Equipment & Polymers
2,758,309	Aalberts Industries (Netherlands)	65,770
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	50,519
	Electronic Parts & Ceramics
		214,602
	> Outsourcing Services 0.7%
1,900,000	Administaff (b)	68,970
	Professional Employer Organization
2,300,000	Quanta Services (a)	60,835
	Electrical & Telecom Construction Services
750,000	USG People (Netherlands)	21,381
	Temporary Staffing Services
600,000	GP Strategies (a)	6,660
	Training Programs
		157,846
	> Steel 0.5%
2,860,000	Gibraltar Industries (b)	52,910
	Steel Processing & Building Products
135,000	Vallourec (France)	38,889
	Oil, Gas & Industrial Seamless Tubes
320,000	Worthington Industries	7,539
	Steel Processing & Manufactured Metal Products
		99,338
	> Waste Management 0.4%
2,550,000	Waste Connections (a)	80,988
	Solid Waste Management
		80,988
Industrial Goods & Services: Total		3,658,065

Consumer Goods & Services 16.4%
	> Retail 3.6%
3,140,000	Abercrombie & Fitch	253,398
	Teen Apparel Retailer
9,130,000	Chico’s FAS (a)(b)	128,276
	Women’s Specialty Retailer
4,850,000	Urban Outfitters (a)	105,730
	Apparel & Home Specialty Retailer
1,975,000	J Crew Group (a)	81,963
	Multi-channel Branded Retailer
3,743,000	Christopher & Banks (b)	45,365
	Women’s Apparel Retailer
1,223,000	AnnTaylor Stores (a)	38,732
	Women’s Apparel Retailer
775,000	Genesco (a)	35,751
	Multi-concept Branded Footwear Retailer
1,564,000	RONA (Canada) (a)	34,247
	Leading Canadian Do-it-yourself Retailer
1,200,000	Gaiam (a)(b)	28,836
	Healthy Living Catalogs & E-Commerce
30,000	Lululemon Athletica (a)	1,261
	Premium Active Apparel Retailer
		753,559
	> Apparel 2.2%
7,330,000	Coach (a)	346,489
	Designer & Retailer of Branded Leather Accessories
3,000,000	Billabong International (Australia)	39,769
	Action Sports Apparel Brand Manager
1,069,000	Oxford Industries (b)	38,612
	Branded & Private Label Apparel

Number of Shares		Value (000)

	> Apparel—continued
918,000	Carter’s (a)	$18,314
	Children’s Branded Apparel
900,000	True Religion Apparel (a)	15,840
	Premium Denim
		459,024
	> Other Consumer Services 2.1%
2,000,000	ITT Educational Services (a)	243,380
	Post-secondary Degree Services
1,275,000	Weight Watchers International	73,389
	Weight Loss Programs
1,120,000	NutriSystem (a)	52,517
	Weight Loss Programs
1,500,000	Universal Technical Institute (a)(b)	27,000
	Vocational Training
2,550,000	Princeton Review (a)(b)	20,324
	College Preparation Courses
2,100,000	Park24 (Japan)	18,892
	Parking Lot Operator
110,000	Pierre & Vacances (France)	15,262
	Vacation Apartment Lets
100,000	Lincoln Technical Institute (a)	1,304
	Vocational Training
		452,068
	> Nondurables 1.5%
2,860,000	Scotts Miracle-Gro	122,265
	Consumer Lawn & Garden Products
2,500,000	Jarden (a)	77,350
	Branded Household Products
1,010,000	Chattem (a)(b)	71,225
	Personal Care Products
1,900,000	Helen of Troy (a)(b)	36,689
	Hair Dryers & Curling Irons
1,100,000	Natura Cosmeticos (Brazil)	13,203
	Direct Retailer of Cosmetics
126,000	Church & Dwight	5,927
	Branded Household & Personal Care Products
		326,659
	> Travel 1.5%
2,390,000	Vail Resorts (a)(b)	148,873
	Ski Resort Operator & Developer
4,000,000	Expedia (a)	127,520
	Online Travel Services Company
601,000	Ambassadors Group	22,898
	Educational Student Travel Services
425,000	Choice Hotels	16,010
	Franchisor of Budget Hotel Brands
		315,301
	> Casinos & Gaming 1.4%
3,850,000	Pinnacle Entertainment (a)(b)	104,835
	Regional Casino Operator
1,700,000	Penn National Gaming (a)	100,334
	Regional Casino Operator
1,190,000	Intralot (Greece)	49,229
	Lottery & Gaming Systems & Services
400,000	Station Casinos	34,992
	Las Vegas Locals Casinos
226,000	Lakes Entertainment (a)	2,154
	Native American Casinos Development
		291,544
	> Furniture & Textiles 1.3%
4,000,000	Herman Miller (b)	108,560
	Office Furniture
2,000,000	HNI	72,000
	Office Furniture & Fireplaces
3,400,000	Knoll (b)	60,316
	Office Furniture
2,960,000	Nobia (Sweden)	28,476
	Kitchen Cabinet Manufacturing & Distribution
		269,352
	> Leisure Products 0.9%
1,416,000	Speedway Motorsports	52,392
	Motorsport Racetrack Owner & Operator
1,025,000	International Speedway	47,007
	Largest Motorsports Racetrack Owner & Operator
800,000	Harley-Davidson	36,968
	Motorcycles & Related Merchandise
785,000	Thor Industries	35,317
	RV & Bus Manufacturer
390,000	Winnebago	9,313
	Premier Motorhome Maker
765,000	Fleetwood Enterprises (a)	6,541
	RV & Manufactured Home Maker
		187,538
	> Restaurants 0.7%
2,145,000	Sonic (a)	50,193
	Quick Service Restaurant
1,000,000	Red Robin Gourmet Burgers (a)(b)	42,900
	Casual Dining Restaurant
1,800,000	AFC Enterprises (a)(b)	27,090
	Popeyes Restaurants
1,150,000	Cheesecake Factory (a)	26,990
	Casual Dining Restaurants
		147,173
	> Food & Beverage 0.6%
1,800,000	Hansen Natural (a)	102,024
	Alternative Beverages
1,000,000	IAWS Group (Ireland)	22,229
	Baked Goods
		124,253
	> Consumer Goods Distribution 0.3%
2,890,000	Pool (b)	72,192
	Distributor of Swimming Pool Supplies & Equipment
		72,192
	> Other Durable Goods 0.1%
5,410,390	Ducati Motor (Italy) (a)	13,277
	Motorcycles & Related Merchandise
900,000	Champion Enterprises (a)	9,882
	Manufactured Homes
172,000	Cavco Industries (a)	5,762
	Higher End Manufactured Homes
		28,921

Number of Shares		Value (000)

	> Cruise Lines 0.1%
400,000	Carnival	$19,372
	Largest Cruise Line
		19,372
	> Other Entertainment 0.1%
435,000	CTS Eventim (Germany)	17,210
	Event Ticket Sales
		17,210
Consumer Goods & Services: Total		3,464,166

Finance 12.9%
	> Insurance 4.0%
3,965,000	HCC Insurance Holdings	113,558
	Specialty Insurance
2,390,000	Philadelphia Consolidated Holding (a)	98,803
	Specialty Insurance
5,950,000	Conseco (a)	95,200
	Life, Long-term Care, & Medical Supplement Insurance
1,748,000	Leucadia National	84,288
	Insurance Holding Company
149,000	Markel (a)	72,116
	Specialty Insurance
1,200,000	Assurant	64,200
	Specialty Insurance
995,000	Protective Life	42,228
	Life Insurance
1,000,000	Endurance Specialty Holdings	41,550
	Commercial Lines Insurance/Reinsurance
1,000,000	Delphi Financial Group	40,420
	Group Employee Benefit Products & Services
740,000	Stancorp Financial Group	36,637
	Group Life & Disability Insurance
1,550,000	United America Indemnity (a)(b)	33,340
	Specialty Insurance
600,000	National Financial Partners	31,788
	Distributor of Life Insurance, Group Benefits & Investment Advisory Services
1,420,000	Selective Insurance Group	30,218
	Commercial & Personal Lines Insurance
1,000,000	Aspen Insurance	27,910
	Commercial Lines Insurance/Reinsurance
2,000,000	Meadowbrook Insurance Group (a)(b)	18,020
	Specialty Insurance Products & Services
280,000	April Group (France)	17,259
	Insurance Policy Construction
		847,535
	> Banks 3.1%
3,500,000	BOK Financial (b)	179,935
	Tulsa Based S.W. Bank
3,511,000	Associated Banc-Corp	104,031
	Midwest Bank
4,246,000	Glacier Bancorp (b)	95,620
	Mountain States Bank
2,156,000	TCF Financial	56,444
	Great Lakes Bank
1,222,000	Chittenden	42,966
	New England Bank
1,437,000	West Coast Bancorp (b)	40,825
	Portland Small Business Bank
920,000	MB Financial	31,786
	Chicago Bank
530,000	First Financial Bankshares	21,295
	West Texas Bank
1,312,000	West Bancorporation (b)	20,362
	Des Moines Commercial Bank
636,000	Great Southern Bancorp	15,798
	Missouri Real Estate Lender
650,000	TriCo Bancshares	14,475
	California Central Valley Community Bank
400,000	First Mutual Bancshares (b)	10,676
	Seattle Community Bank
450,000	First Busey	9,860
	Illinois Bank
150,000	Greene County Bancshares	5,468
	Tennessee Bank
		649,541
	> Brokerage & Money Management 2.3%
5,250,000	Eaton Vance	209,790
	Specialty Mutual Funds
6,168,000	SEI Investments	168,263
	Mutual Fund Administration & Investment Management
1,303,000	Nuveen Investments	80,708
	Money Management
450,000	Investment Technology Group (a)	19,341
	Electronic Trading
350,000	KBW (a)	10,073
	Investment Bank to Financial Industry
100,000	Cohen & Steers	3,703
	Top REIT Fund Manager
		491,878
	> Savings & Loans 2.0%
11,585,000	People’s United	200,189
	Connecticut Savings & Loan
1,700,000	Housing Development Finance (India)	107,800
	Indian Mortgage Lender
2,725,000	Washington Federal	71,558
	Traditional Thrift
774,000	Anchor Bancorp Wisconsin	20,898
	Wisconsin Thrift
200,000	Downey Financial	11,560
	Option Arm Lender
360,000	Provident New York Bancorp	4,720
	New York State Thrift
		416,725
	> Finance Companies 1.5%
7,235,000	AmeriCredit (a)(b)	127,192
	Auto Lending
1,700,000	McGrath Rentcorp (b)	56,508
	Temporary Space & IT Rentals
1,675,000	World Acceptance (a)(b)	55,409
	Personal Loans
520,000	GATX	22,230
	Rail Car Lessor
1,200,000	CAI International (a)(b)	16,920
	International Container Leasing & Management

Number of Shares		Value (000)

	> Finance Companies—continued
1,100,000	Marlin Business Services (a)(b)	$15,763
	Small Equipment Leasing
922,000	Electro Rent	12,917
	Test & Measurement Rentals
500,000	Rent-A-Center (a)	9,065
	Rent to Own
300,000	H & E Equipment Services (a)	5,394
	Heavy Equipment Leasing
		321,398
Finance: Total		2,727,077

Energy & Minerals 10.4%
	> Oil Services 5.0%
5,640,000	FMC Technologies (a)	325,203
	Oil & Gas Well Head Manufacturer
3,900,000	Fugro (Netherlands) (b)	316,382
	Oilfield Services
1,200,000	Atwood Oceanics (a)	91,872
	Offshore Drilling Contractor
1,448,000	Dresser-Rand Group (a)	61,844
	Largest Manufacturer of Compressors
1,640,000	Tesco (a)	44,526
	Developing New Well Drilling Technologies
1,183,100	ShawCor (Canada)	42,583
	Oil & Gas Pipeline Products
1,161,000	Rowan	42,469
	Offshore Drilling Contractor
1,988,000	Tetra Technologies (a)	42,026
	U.S.-based Services Company with Life of Field Approach
750,000	CARBO Ceramics	38,048
	Natural Gas Well Stimulants
550,000	SBM Offshore (Netherlands)	21,610
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
195,000	Exterran Holdings (a)	15,666
	Natural Gas Compressor Rental & Fabrication
1,580,000	Enerflex Systems (Canada)	15,138
	Natural Gas Compresser Rental & Fabrication
170,000	Key Energy Services (a)	2,890
	Well Workover Services
		1,060,257
	> Oil & Gas Producers 4.3%
2,700,000	Ultra Petroleum (a)	167,508
	Oil & Gas Producer
2,500,000	XTO Energy	154,600
	Oil & Gas Producer
2,400,000	Equitable Resources	124,488
	Natural Gas Producer & Utility
9,315,000	Tullow Oil (United Kingdom)	113,476
	Oil & Gas Producer
4,900,000	Talisman Energy (Canada)	96,212
	Oil & Gas Producer
1,800,000	Southwestern Energy (a)	75,330
	Oil & Gas Producer
1,500,000	Range Resources	60,990
	Oil & Gas Producer
1,300,000	Carrizo Oil & Gas (a)	58,318
	Explores for Natural Gas & Crude Oil
700,000	Denbury Resources (a)	31,283
	Oil Producer Using Co2 Injection
2,750,000	Vaalco Energy (a)	12,567
	Oil & Gas Producer
300,000	St. Mary Land & Exploration	10,701
	Oil & Gas Producer
		905,473
	> Mining 0.8%
7,725,000	Uranium One (South Africa) (a)	102,130
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
2,900,000	Jubilee Mines (Australia)	44,336
	Nickel Mining in Australia
1,000,000	Ivanhoe Mines (Canada) (a)	12,990
	Copper Mine Project in Mongolia
		159,456
	> Agricultural Commodities 0.2%
550,000	Aracruz Celulose (Brazil)	40,475
	Brazilian Hardwood Pulp Producer
		40,475
	> Oil Refining, Marketing & Distribution 0.1%
435,000	Oneok	20,619
	Natural Gas Distribution, Pipeline Processing & Trading
		20,619
Energy & Minerals: Total		2,186,280

Health Care 8.5%
	> Medical Supplies 2.2%
2,102,000	Cytyc (a)	100,160
	Consumables Related to Women’s Health
929,000	Henry Schein (a)	56,520
	Largest Distributor of Healthcare Products
1,025,000	Polymedica	53,833
	Diabetes Supply Distributor
1,250,000	ICU Medical (a)(b)	48,438
	Intravenous Therapy Products
1,200,000	Owens & Minor	45,708
	Distribution of Medical Supplies
905,000	Arrow International	41,168
	Disposable Catheters
700,000	Cooper	36,694
	Contact Lens Manufacturer
486,000	Techne (a)	30,657
	Cytokines, Antibodies & other Reagents for Life Science
1,250,000	QIAGEN (a)	24,263
	Life Science Company; DNA/RNA Purification
790,000	Meridian Biosciences	23,953
	Niche Diagnostics/Life Science Company
		461,394
	> Biotechnology & Drug Delivery 1.9%
4,000,000	BioMarin (a)	99,600
	Biotech Focused on Orphan Diseases
2,550,000	PDL BioPharma (a)	55,105
	Proprietary Monoclonal Antibodies

Number of Shares		Value (000)

	> Biotechnology & Drug Delivery—continued
865,000	Amylin (a)	$43,250
	Biotech Company Focused on Diabetes & Obesity
3,720,000	Seattle Genetics (a)(b)	41,813
	Antibody-based Therapies for Cancer
650,000	Myriad Genetics (a)	33,897
	Drugs/Diagnostics Hybrid
2,000,000	Medarex (a)	28,320
	Humanized Antibodies
2,160,000	Array Biopharma (a)	24,257
	Drugs for Cancer & Inflammatory Diseases
2,020,000	Arena Pharmaceuticals (a)	22,119
	Novel Drug Targeting Technology
1,650,000	Nektar Therapeutics (a)	14,570
	Drug Delivery Technologies
3,100,000	Lexicon Genetics (a)	10,726
	Drug Discovery
2,190,000	Neurogen (a)(b)	9,724
	Development-stage Biotech Focused on Neurology
2,520,000	Decode Genetics (a)	8,744
	Drugs for Heart Attack, Asthma & Vascular Disease
825,000	Pharmacopeia (a)	4,719
	Biotech Company with Broad Early-stage Pipeline
1,025,000	Nuvelo (a)	2,101
	Development-stage Biotech Focused on Cardiovascular/Cancer
359,000	La Jolla Pharmaceutical (a)	1,590
	Lupus Treatment
216,000	Genitope (a)	968
	Cancer Vaccine
187,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	488
96,644	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	251
	High Throughput Rational Drug Design
1,249,999	Perlegen Sciences (a)(c)	400
	Large Scale Gene Sequencing
359,944	MicroDose Technologies (a)(c)	360
	Drug Inhaler Development
		403,002
	> Health Care Services 1.9%
2,000,000	Rhoen-Klinikum (Germany)	64,117
	Health Care Services
1,085,000	Charles River Laboratories (a)	60,923
	Pharmaceutical Research
1,300,000	Lincare Holdings (a)	47,645
	Home Health Care Services
2,250,000	PSS World Medical (a)	43,042
	Medical Supplies
1,177,000	OPG Groep (Netherlands)	38,327
	Health Care Supplies & Pharmacies
3,000,000	Eresearch Technology (a)(b)	34,170
	Clinical Research Services
1,125,000	LCA-Vision (b)	33,064
	Lasik Surgery Centers
500,000	Coventry Health Care (a)	31,105
	HMO
900,000	Omnicare	29,817
	Pharmacy Services for Nursing Homes
600,000	Healthcare Services Group	12,162
	Outsourced Services to Long-term Care Industry
		394,372
	> Medical Equipment & Devices 1.4%
1,000,000	Edwards Lifesciences (a)	49,310
	Heart Valves
943,000	Orthofix International (a)(b)	46,179
	Bone Fixation & Stimulation Devices
870,000	Vital Signs (b)	45,362
	Anesthesia, Respiratory & Sleep Products
550,000	Dade Behring	41,992
	Clinical Diagnostics Supplier
315,000	Synthes (Switzerland)	35,266
	Products for Orthopedic Surgery
578,000	Haemonetics (a)	28,565
	Blood & Plasma Collection Equipment
75,000	Nobel Biocare Holding (Switzerland)	20,288
	Dental Implants & Ceramic Crowns
552,000	Advanced Medical Optics (a)	16,886
	Medical Devices for Eye Care
225,000	Illumina (a)	11,673
	Leading Tools & Service Provider for Genetic Analysis
		295,521
	> Pharmaceuticals 1.1%
1,050,000	Cephalon (a)	76,713
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
1,300,000	Endo Pharmaceuticals (a)	40,313
	Specialty Pharmaceuticals for Pain Management
1,000,000	Medicis Pharmaceutical	30,510
	Specialty Pharmaceuticals for Dermatology
1,010,000	MGI Pharma (a)	28,058
	Specialty Pharmaceuticals for Oncology & Acute Care
4,000,000	QLT (a)(b)	22,760
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
3,100,000	United Drug (Ireland)	14,492
	Irish Pharmaceutical Wholesaler & Outsourcer
1,200,000	Collagenex Pharmaceuticals (a)(b)	10,776
	Specialty Pharmaceuticals for Dermatology
1,780,000	Barrier Therapeutics (a)(b)	10,751
	Specialty Pharmaceuticals for Dermatology
		234,373
Health Care: Total		1,788,662

Other Industries 4.4%
	> Real Estate 3.3%
2,180,000	Gaylord Entertainment (a)(b)	116,020
	Convention Hotels
4,500,000	DiamondRock Hospitality	78,345
	Hotel Owner
1,398,000	Forest City Enterprises, Class B (b)	76,918
	Commercial & Residential Property Developer
650,000	SL Green Realty	75,900
	Manhattan Office Buildings
1,320,000	General Growth Properties	70,778
	Regional Shopping Malls

Number of Shares or Principal Amount (000)		Value (000)

	> Real Estate—continued
635,000	Macerich Company	$55,613
	Regional Shopping Malls
575,000	Federal Realty Investment Trust	50,945
	Shopping Centers
850,000	Digital Realty Trust	33,482
	Technology-focused Office Buildings
1,720,000	Kite Realty Group (b)	32,336
	Community Shopping Centers
628,000	Parkway Properties	27,720
	Office Buildings
900,000	American Campus Communities	26,361
	Student Housing
1,020,000	Brandywine Realty	25,816
	Office Buildings
8,200	Kenedix (Japan)	14,234
	Real Estate Investment Management
37,407	Security Capital European Realty (Luxembourg) (a)(c)(d)	—
	Self Storage Properties
		684,468
	> Transportation 0.9%
2,000,000	JB Hunt Transport Services	52,600
	Truck & Intermodal Carrier
14,120,000	China Shipping Development (China)	45,764
	China’s Dominant Shipper for Oil & Coal
826,200	Grupo Aeroportuario del Surest (Mexico)	40,996
	Cancun & Cozumel Airport Operator
2,264,000	Heartland Express	32,330
	Regional Trucker
20,000,000	Jiangsu Expressway (China)	25,613
	Chinese Toll Road Operator
		197,303
	> Regulated Utilities 0.2%
1,800,000	Northeast Utilities	51,426
	Regulated Electric Utility
		51,426
Other Industries: Total		933,197

Total Equities: 94.9% (Cost: $11,869,880)		20,022,687

Short-Term Obligations 5.2%
$150,000	U. S. Treasury Bills 3.50% Due 10/11/07-11/23/07	149,508
100,000	Toyota Motor Credit 4.70% Due 10/03/07 – 10/04/07	99,968
100,000	Chevron Funding Corp. 4.70% Due 10/10/07-10/12/07	99,869
50,000	Cargill Global Funding (e) 5.00% Due 10/01/07	50,000
50,000	AT&T, Inc. (e) 4.70% Due 10/05/07	49,974
50,000	U. S. Treasury Bills 2.20% Due 10/18/07	49,948
50,000	General Electric Capital 4.73% Due 10/09/07	49,948
50,000	U. S. Treasury Bills 2.60% Due 10/18/07	49,939
50,000	General Electric Capital 4.72% Due 10/15/07	49,908
50,000	Walmart Stores (e) 4.65% Due 10/16/07	49,903
50,000	IBM International (e) 4.72% Due 10/17/07	49,895
50,000	Nestle Finance France (e) 4.80% Due 10/19/07	49,880
50,000	U. S. Treasury Bills 3.75% Due 10/25/07	49,875
50,000	Hershey Foods (e) 4.72% Due 10/22/07	49,862
50,000	U. S. Treasury Bills 4.05% Due 11/01/07	49,826
50,000	U. S. Treasury Bills 3.65% Due 11/15/07	49,772
47,495	IBM International (e) 4.98% Due 10/02/07	47,489
42,290	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 10/09/09, market value of $43,140 (repurchase proceeds $42,307)	42,290
	(Amortized Cost: $1,087,853)	1,087,854

Total Investments: 100.1% (Cost: $12,957,733)(f)(g)		21,110,541

Cash and Other Assets Less Liabilities: (0.1)%		(23,602)

Total Net Assets: 100%		$21,086,939

>	Notes to Statement of Investments (dollar values in thousands)

*Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the nine months ended September 30, 2007, are as follows:

Affiliates	Balance of Shares Held 12/31/06	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/07	Value	Dividend
Actuate	6,000,000	—	694,000	5,306,000	$34,224	$—
Administaff	1,670,000	230,000	—	1,900,000	68,970	616
AFC Enterprises	1,600,000	200,000	—	1,800,000	27,090	—
Agile Software*	3,500,000	—	3,500,000	—	—	—
AmeriCredit	6,500,000	735,000	—	7,235,000	127,192	—
Anchor Bancorp Wisconsin*	1,178,000	—	404,000	774,000	20,898	541
AnswerThink	4,600,000	—	—	4,600,000	15,134	—
Bally Technologies	3,500,000	—	350,000	3,150,000	111,604	—
Barrier Therapeutics	1,321,000	459,000	—	1,780,000	10,751	—
BOK Financial	2,605,000	895,000	—	3,500,000	179,935	—
CAI International	200,000	1,000,000	—	1,200,000	16,920	—
Chattem	1,010,000	—	—	1,010,000	71,225	—
Chico’s FAS	7,080,000	2,050,000	—	9,130,000	128,276	—
Christopher & Banks	3,743,000	—	—	3,743,000	45,365	674
Clarcor	3,500,000	—	—	3,500,000	119,735	761
Collagenex Pharmaceuticals	830,000	370,000	—	1,200,000	10,776	—
Concur Technologies*	2,131,000	—	731,000	1,400,000	44,128	—
Cytokinetics*	486,000	—	486,000	—	—	—
Dobson Communications*	8,000,000	—	4,000,000	4,000,000	51,160	1,086
Donaldson	3,600,000	600,000	—	4,200,000	175,392	—
Drew Industries	1,228,000	150,000	—	1,378,000	56,057	—
Enerflex Systems*	2,280,000	8,100	708,100	1,580,000	15,138	974
Eresearch Technology	2,300,000	700,000	—	3,000,000	34,170	—
ESCO Technologies	2,200,000	—	—	2,200,000	73,128	—
Excel Technology	625,000	110,000	—	735,000	18,338	—
FARO Technologies	—	860,000	—	860,000	37,969	—
First Mutual Bancshares	400,000	—	—	400,000	10,676	108
Fleetwood Enterprises*	4,690,000	—	3,925,000	765,000	6,541	—
Forest City Enterprises, Class B	1,398,000	—	—	1,398,000	76,918	308
Forward Air	1,900,000	—	—	1,900,000	56,582	399
Fugro	2,928,301	971,699	—	3,900,000	316,382	3,860
Gaiam	1,200,000	—	—	1,200,000	28,836	—
Gaylord Entertainment	1,760,000	420,000	—	2,180,000	116,020	—
Genlyte Group	1,963,000	637,000	—	2,600,000	167,076	—
Gibraltar Industries	2,860,000	—	—	2,860,000	52,910	572
Glacier Bancorp	4,080,000	166,000	—	4,246,000	95,620	1,469
Helen of Troy	1,800,000	100,000	—	1,900,000	36,689	—
Herman Miller	2,068,000	1,932,000	—	4,000,000	108,560	834
Highland Hospitality*	5,850,000	—	5,850,000	—	—	1,346
HNI*	2,550,000	—	550,000	2,000,000	72,000	1,368
ICU Medical	1,083,000	167,000	—	1,250,000	48,438	—
iGate	5,000,000	—	—	5,000,000	42,850	—
II-VI	2,025,000	232,000	—	2,257,000	77,934	—
Indus International (merged into Vista Equity)*	5,600,000	—	5,600,000	—	—	—
ITT Educational Services*	2,250,000	—	250,000	2,000,000	243,380	—
IXYS	1,905,000	—	—	1,905,000	19,869	—
JDA Software*	1,490,000	—	1,490,000	—	—	—
Kenexa	828,000	1,040,000	—	1,868,000	57,497	—
Kite Realty Group	1,720,000	—	—	1,720,000	32,336	1,006
Knoll	—	3,400,000	—	3,400,000	60,316	—
Kronos (merged into Helman & Friedman)*	2,750,000	—	2,750,000	—	—	—
LCA-Vision	1,125,000	—	—	1,125,000	33,064	608
Littelfuse	1,135,000	285,000	—	1,420,000	50,680	—
Marchex	—	1,700,000	—	1,700,000	16,167	25
Marlin Business Services	685,000	415,000	—	1,100,000	15,763	—
McGrath Rentcorp	1,212,000	488,000	—	1,700,000	56,508	632
Meadowbrook Insurance Group	—	2,000,000	—	2,000,000	18,020
Mine Safety Appliances	1,900,000	—	86,000	1,814,000	85,458	1,159
Navigant Consulting	1,900,000	600,000	—	2,500,000	31,650	—
Neurogen	655,000	1,535,000	—	2,190,000	9,724	—
Orthofix International	942,500	500	—	943,000	46,179	—
Oxford Industries	919,000	150,000	—	1,069,000	38,612	550
Pinnacle Entertainment	3,200,000	650,000	—	3,850,000	104,835	—
Pool	2,500,000	390,000	—	2,890,000	72,192	982
Princeton Review	2,550,000	—	—	2,550,000	20,324	—
ProQuest*	2,000,000	—	2,000,000	—	—	—
QLT	2,500,000	1,500,000	—	4,000,000	22,760	—
Radiant Systems	2,500,000	—	—	2,500,000	39,575	—

Affiliates	Balance of Shares Held 12/31/06	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/07	Value	Dividend
Red Robin Gourmet Burgers	1,000,000	—	—	1,000,000	$42,900	$—
Saga Communications	1,400,000	—	—	1,400,000	10,276	—
Salem Communications	1,541,000	—	—	1,541,000	12,328	647
Seachange International*	1,875,000	—	1,875,000	—	—	—
Seattle Genetics	2,300,000	1,420,000	—	3,720,000	41,813	—
Shuffle Master	2,430,000	—	—	2,430,000	36,329	—
SkillSoft	9,500,000	—	—	9,500,000	85,405	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	6,192	—
Spartech*	2,700,000	—	1,650,000	1,050,000	17,913	905
Supertex	690,000	260,000	130,000	820,000	32,702	—
Tumbleweed Communications*	3,500,000	—	3,500,000	—	—	—
United America Indemnity	1,550,000	—	—	1,550,000	33,340	—
Universal Technical Institute	1,500,000	—	—	1,500,000	27,000	—
Vaalco Energy*	3,200,000	—	450,000	2,750,000	12,567	—
Vail Resorts	2,390,000	—	—	2,390,000	148,873	—
Vital Signs	870,000	—	—	870,000	45,362	252
Voyager Learning	—	2,000,000	—	2,000,000	16,460	—
Watsco	2,375,000	—	—	2,375,000	110,271	2,161
West Bancorporation	949,000	363,000	—	1,312,000	20,362	530
West Coast Bancorp	1,320,000	117,000	—	1,437,000	40,825	475
Witness Systems*	2,500,000	—	2,500,000	—	—	—
World Acceptance	1,500,000	175,000	—	1,675,000	55,409	—
TOTAL OF AFFILIATED TRANSACTIONS	204,998,801	31,481,299	43,479,100	193,001,000	$4,678,843	$24,848

*	At September 30, 2007, the Fund owned less than five percent or more of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2007, was $3,096,691 and $4,678,843 respectively. Investments in affiliate companies represented 22.2% of the Fund’s total net assets at September 30, 2007.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, are valued in good faith by the board of trustees. At September 30, 2007, these securities amounted to $1,499 which represented 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Perlegen Sciences	3/30/01	1,249,999	$4,500	$400
Locus Pharmaceuticals, Series A-1 Pfd.	9/5/01	187,500	7,500	488
MicroDose Technologies	11/24/00	359,944	2,005	360
Locus Pharmaceuticals, Series B-1 Pfd.	2/8/07	96,644	280	251
Security Capital European Reality	8/20/98 - 11/12/99	37,407	205	—
			$14,490	$1,499

(d)	Security has no value.

(e)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2007, these securities had an aggregate value of $347,003, which represented 1.6% of net assets.

(f)

At September 30, 2007, for federal income tax purposes cost of investments was $12,957,733 and net unrealized appreciation was $8,152,808 consisting of gross unrealized appreciation of $8,782,314 and gross unrealized depreciation of $629,506.

(g)	On September 30, 2007, the market value of foreign securities represented 12.93% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Netherlands	$522,992	2.48%
France	206,771	0.98
Canada	201,170	0.95
Hong Kong	198,696	0.94
Japan	195,568	0.93
United Kingdom	159,602	0.76
Switzerland	132,238	0.63
Germany	128,445	0.61
Sweden	126,789	0.60
India	107,800	0.51
South Africa	102,130	0.48
China	97,774	0.46
Australia	84,105	0.40
Denmark	66,832	0.32%
Brazil	53,678	0.26
Israel	51,108	0.24
Greece	49,229	0.23
Ireland	46,464	0.22
Singapore	43,213	0.21
Mexico	40,996	0.19
Chile	33,819	0.16
Taiwan	28,688	0.14
Austria	19,017	0.09
Spain	15,818	0.08
Italy	13,277	0.06
Luxembourg	—	—
Total Foreign Portfolio	$2,726,219	12.93%

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value (000)
		Equities: 92.3%
Europe 48.2%
	> France 8.2%
3,000,000	SES Global	$70,782
	Satellite Broadcasting Services
600,000	Carbone Lorraine	46,545
	Advanced Industrial Materials
500,000	Iliad	46,299
	Alternative Internet & Telecoms Provider
375,000	Norbert Dentressangle	40,154
	Transport
380,000	Rubis	35,744
	Tank Storage & LPG Supplier
656,700	Trigano	29,683
	Leisure Vehicles & Camping Equipment
206,000	Pierre & Vacances	28,582
	Vacation Apartment Lets
190,000	Bacou Dalloz	23,692
	Safety Equipment
700,000	Legrand	23,524
	Electrical Components
251,000	Imerys	22,898
	Industrial Minerals Producer
160,000	Neopost	22,578
	Postage Meter Machines
240,000	Eurofins Scientific	22,000
	Food Screening & Testing
350,000	April Group	21,574
	Insurance Policy Construction
410,000	Meetic (a)	18,266
	Dating Services
100,000	Ciments Francais	17,577
	Leading French & Emerging Markets Cement Producer
1,100,000	Hi-Media	11,036
	Leading Online Advertiser in Europe
		480,934
	> Netherlands 7.7%
1,406,155	Fugro	114,072
	Oilfield Services
686,800	Smit Internationale	59,908
	Harbor & Offshore Towage & Marine Services
1,947,042	Aalberts Industries	46,426
	Flow Control & Heat Treatment
1,096,000	Koninklijke TenCate	44,372
	Advanced Textiles & Industrial Fabrics
1,385,000	Unit 4 Agresso (b)	40,822
	Business & Security Software
479,000	Imtech	39,359
	Engineering & Technical Services
833,000	OPG Groep	27,126
	Health Care Supplies & Pharmacies
489,000	Boskalis Westminster	24,625
	Dredging & Maritime Contractor
1,182,536	Wavin	21,121
	Largest European Plastic Pipe Systems Company
705,000	USG People	20,098
	Temporary Staffing Services
450,000	SBM Offshore	17,681
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
		455,610
	> Germany 6.1%
1,800,000	Rhoen-Klinikum	57,705
	Health Care Services
500,000	Wincor Nixdorf	41,332
	Retail POS Systems & ATM Machines
310,987	Elringklinger	35,242
	Automobile Components
250,000	Deutsche Boerse	34,021
	Trading, Clearing, Settlement Services for Financial Markets
15,000	Porsche	31,845
	Specialty Automobile Manufacturer
750,000	CTS Eventim	29,673
	Event Ticket Sales
330,000	MPC Muechmeyer Petersen Capital	28,207
	Alternative Asset Manager
250,000	Vossloh	26,981
	Rail Infrastructure & Diesel Locomotives
140,000	Rational	26,932
	Commercial Oven Manufacturer
525,000	GFK	21,230
	Market Research Services
918,000	Takkt	15,548
	Mail Order Retailer of Office & Warehouse Durables
354,500	Deutsche Beteiligungs	12,406
	Private Equity Investment Management
		361,122
	> United Kingdom 6.0%
2,500,000	Northgate	47,316
	Light Commercial Vehicle Rental Specialist
3,255,691	Tullow Oil	39,661
	Oil & Gas Producer
1,970,714	Expro International Group	39,603
	Offshore Oilfield Services
3,000,000	Smith & Nephew	36,693
	Medical Equipment & Supplies
7,000,000	Taylor Nelson Sofres	32,337
	Market Research
4,230,000	RPS Group	29,319
	Environmental Consulting & Planning
2,400,000	Informa Group	24,557
	Global Publisher & Event Organizer
640,000	Randgold Resources	21,273
	Gold Mining in Western Africa
1,000,000	Intertek Testing	19,341
	Testing, Inspection, Certification Services
900,000	Rotork	18,586
	Valve Actuators for Oil & Water Pipelines
2,375,000	Detica	15,070
	UK IT Services Company
3,007,000	BBA Group	14,059
	Aviation Support Services
650,000	Keller Group	13,078
	International Ground Engineering Specialist
		350,893

Number of Shares		Value (000)

	> Switzerland 5.4%
600,000	Kuehne & Nagel	$59,060
	Freight Forwarding/Logistics
24,000	Sika	46,668
	Chemicals for Construction & Industrial Applications
165,000	Nobel Biocare Holding	44,633
	Dental Implants & Ceramic Crowns
360,000	Synthes	40,305
	Products for Orthopedic Surgery
250,000	Geberit	32,703
	Plumbing Supplies
140,000	Burckhardt Compression	30,785
	Gas Compression Pumps
450,000	Schindler	28,351
	Elevator Manufacturer & Service Provider
25,000	Givaudan	23,090
	Fragrances & Flavors
400,000	Logitech International (a)	11,908
	Branded Peripheral Computer Devices
		317,503
	> Sweden 2.8%
3,960,000	Hexagon	80,355
	Measurement Equipment & Polymers
8,900,000	Securitas Systems	32,828
	Commercial Security Installation & Service
3,135,000	SWECO	31,258
	Engineering Consultants
2,265,000	Nobia	21,790
	Kitchen Cabinet Manufacturing & Distribution
		166,231
	> Italy 2.2%
9,100,000	CIR	35,506
	Italian Holding Company
12,531,048	Ducati Motor (a)	30,750
	Motorcycles & Related Merchandise
3,750,000	Amplifon	29,688
	Hearing Aid Retailer
1,243,000	GranitiFiandre	17,473
	Innovative Stoneware
375,000	Sabaf	14,437
	Supplier to White Goods Original Equipment Manufacturer
		127,854
	> Ireland 2.1%
1,800,000	IAWS Group	40,013
	Baked Goods
8,416,000	United Drug	39,345
	Irish Pharmaceutical Wholesaler & Outsourcer
600,000	Paddy Power	21,028
	Irish Betting Services
665,000	Kingspan Group	14,580
	Building Insulation & Environmental Containers
1,040,000	Grafton Group	11,648
	Builders Materials Wholesaling & Do-it-yourself Retailing
		126,614
	> Greece 1.3%
1,890,000	Intralot	78,187
	Lottery & Gaming Systems & Services
		78,187
	> Austria 1.1%
1,052,000	Zumtobel	40,012
	Lighting Systems
400,000	Wienerberger	25,046
400,000	Wienerberger - Rights (a)(c)	—
	Bricks & Clay Roofing Tiles
		65,058
	> Spain 1.1%
600,000	Sogecable (a)	21,791
	Spain’s Main Pay-TV
1,050,000	Prisa	20,761
	Leading Spanish-speaking Publisher
400,000	Red Electrica de Espana	20,715
	Spanish Power Grid
		63,267
	> Finland 1.0%
1,756,000	Poyry	43,982
	Engineering Consultants
305,000	Stockmann	14,722
	Department Stores in Finland, Baltics & Russia
		58,704
	> Poland 0.9%
1,125,500	Central European Distribution (a)	53,923
	Vodka Production & Alcohol Distribution
		53,923
	> Czech Republic 0.7%
183,000	Komercni Banka	42,532
	Leading Czech Universal Bank
		42,532
	> Russia 0.7%
775,000	Novolipetsk Steel	26,311
	Vertically Integrated Steel Producer
486,000	RosBusinessConsulting (a)	15,300
	Financial Information, Media & IT Services in Russia
		41,611
	> Denmark 0.6%
265,000	Novozymes	33,416
	Industrial Enzymes
		33,416
	> Norway 0.3%
2,774,800	Kongsberg Automotive (b)	18,615
	Automotive Seating & Component Supplier
		18,615
Europe: Total		2,842,074

Number of Shares		Value (000)

Asia 28.5%
	> Japan 12.4%
730,000	Ibiden	$61,465
	Electronic Parts & Ceramics
6,000,000	Kansai Paint	45,912
	Paint Producer in Japan, India, China & Southeast Asia
1,080,000	Hoya	36,732
	Opto-electrical Components & Eyeglass Lenses
4,000,000	Park24	35,985
	Parking Lot Operator
43,500	Jupiter Telecommunications (a)	33,707
	Largest Cable Service Provider in Japan
1,700,000	Ushio	30,810
	Industrial Light Sources
430,000	USS	28,230
	Used Car Auctioneer
816,200	Kintetsu World Express	27,855
	Airfreight Logistics
16,000	Kenedix	27,773
	Real Estate Investment Management
1,344,000	Yusen Air & Sea Service	27,616
	Airfreight Logistics
885,000	Aeon Mall	27,015
	Suburban Shopping Mall Developer, Owner & Operator
1,600,000	Cosel	23,744
	Industrial Standard Switching Power Supply System
1,300,000	Topcon	23,099
	Positioning & Medical Instrument
500,000	Union Tool	21,507
	Precision Drill Bit Manufacturer
1,150,000	FCC	20,655
	Auto/Motorcycle Clutches
10,000	Risa Partners	18,679
	NPL & Real Estate Related Investment
145,000	Nakanishi	18,642
	Dental Tools & Machinery
6,000,000	Kansai Urban Banking	18,394
	Regional Bank
965,000	T. Hasegawa	18,160
	Industrial Flavors & Fragrances
718,000	Ito En	17,469
215,400	Ito En, Pfd. (a)	4,285
	Bottled Tea & Other Beverages
700,000	As One	17,060
	Scientific Supplies Distributor
440,000	SYSMEX	16,928
	In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer
380,000	Takata	14,778
	Safety Related Auto Parts
329,300	Unicharm PetCare	14,624
	Pet Food & Pet Toiletries
2,300,000	Bank of Fukuoka	13,414
	Regional Bank
643,000	Ain Pharmaciez (b)	11,750
	Dispensing Pharmacy/Drugstore Operator
2,400	Osaka Securities Exchange	10,590
	Osaka Securities Exchange
1,230,000	Kamigumi	10,302
	Port Cargo Handling & Logistics
252,100	Aeon Delight	8,977
	Facility Maintenance & Management
14,000	FullCast (b)	8,845
	Employment Outsourcing
72,000	Hirose Electric	8,735
	Electrical Connectors
4,000	Wacom	8,291
	Computer Graphic Illustration Devices
200,000	Point	6,873
	Apparel Specialty Retailer
1,650	Japan Pure Chemical	5,940
	Precious Metal Plating Chemicals for Electronics
3,300	Message	5,649
	Nursing Care Facility Operator
123,900	Nagaileben	2,297
	Medical/Health Care Related Clothes
		732,787
	> China 5.0%
23,547,000	China Shipping Development	76,317
	China’s Dominant Shipper for Oil & Coal
48,430,000	Lenovo Group	37,024
	Third Largest PC Vendor Globally
26,508,000	Jiangsu Expressway	33,948
	Chinese Toll Road Operator
29,648,000	China Green	31,922
	Agricultural Grower & Processor in China
25,000,000	Hopewell Highway Infrastructure	23,768
	Guangdong Tollroad Leading to Hong Kong & Macau
7,500,000	Fu Ji Food & Catering Services	23,422
	Food Catering Service Provider in China
20,910,000	Travelsky Technology	22,391
	Online Air Travel Bookings in China
30,890,000	Xinyu Hengdeli	16,292
	A High-end Watch Retailer in China
21,750,000	TPV Technology	15,527
	Original Design Manufacturer for LCD Monitor & Flat TV
400,000	Sohu.com (a)	15,084
	Advertising on Chinese Internet Portal
		295,695
	> Hong Kong 2.8%
4,000,000	Hong Kong Exchanges and Clearing	122,274
	Hong Kong Equity & Derivatives Market Operator
10,000,000	Lifestyle International (a)	28,171
	Mid to High-end Department Store Operator in Hong Kong & China
46,000,000	Global Digital Creations (a)	16,792
	Digital Cinema Solution Provider/ Network Operator
		167,237

Number of Shares		Value (000)

	> South Korea 2.8%
444,000	Taewoong	$52,384
	A Player in the Niche Customized Forging Market
160,000	MegaStudy	48,453
	Online Education Service Provider
977,000	Woongjin Coway	31,920
	South Korean Household Appliance Rental Service Provider
915,000	Sung Kwang Bend	28,282
	A Large Customized Industrial Pipe Fitting Manufacturer
262,000	YBM Sisa.com	5,274
	Online Language Educator & Tester
		166,313
	> India 2.5%
1,300,000	Housing Development Finance	82,436
	Indian Mortgage Lender
4,450,000	United Phosphorus	44,338
	Off-patent Crop Protection Chemicals
700,000	Asian Paints	17,556
	India’s Largest Paint Company
40,705	JSW Steel	872
	Flat Steel Producer in India
		145,202
	> Singapore 1.6%
7,000,000	Singapore Exchange	60,498
	Singapore Equity & Derivatives Market Operator
17,000,000	ComfortDelGro	22,149
	Taxi & Mass Transit Service
4,000,000	OLAM	8,420
	Agriculture Supply Chain Manager
		91,067
	> Taiwan 1.0%
7,306,757	Advantech	21,618
	Embedded Computers
7,501,588	Wah Lee Industrial	17,393
	Distributor of Chemicals, Materials & Equipment
3,604,723	Everlight Electronics	15,689
	Led Packager
795,826	Formosa International Hotels	6,236
	Hotel, Food & Beverage Operation & Hospitality Management Services
		60,936
	> Indonesia 0.4%
15,000,000	Perusahaan Gas Negara	19,856
	Gas Pipeline Operator
		19,856
Asia: Total		1,679,093

Other Countries 11.2%
	> Australia 3.0%
3,000,000	Billabong International	39,769
	Action Sports Apparel Brand Manager
5,480,000	Sino Gold (a)	36,567
	Gold Mining in The People’s Republic of China
750,000	Australian Stock Exchange	35,623
	Australian Equity & Derivatives Market Operator
475,000	Perpetual Trustees	30,735
	Mutual Fund Management
2,000,000	Jubilee Mines	30,577
	Nickel Mining in Australia
		173,271
	> United States 2.9%
865,000	Atwood Oceanics (a)	66,225
	Offshore Drilling Contractor
758,000	FMC Technologies (a)	43,706
	Oil & Gas Well Head Manufacturer
500,000	Dresser-Rand Group (a)	21,355
	Largest Manufacturer of Compressors
800,000	QIAGEN (a)	15,440
	Life Science Company; DNA/RNA Purification
600,000	BioMarin (a)	14,940
	Biotech Focused on Orphan Diseases
379,239	Tesco (a)	10,296
	Developing New Well Drilling Technologies
17,000	Lululemon Athletica (a)	715
	Premium Active Apparel Retailer
		172,677
	> South Africa 2.8%
4,299,000	Uranium One (a)	56,836
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
1,440,000	Impala Platinum Holdings	50,055
	Platinum Group Metals Mining & Refining
1,560,000	Naspers	43,183
	Media & Education in Africa & other Emerging Markets
4,460,000	Mr. Price	16,955
	South African Retailer of Apparel, Household Goods & Sporting Goods
		167,029
	> Canada 2.1%
1,860,000	ShawCor	66,946
	Oil & Gas Pipeline Products
1,333,000	RONA (a)	29,189
	Leading Canadian Do-it-yourself Retailer
865,000	Talisman Energy	16,984
	Oil & Gas Producer
850,000	Ivanhoe Mines (a)	11,041
	Copper Mine Project in Mongolia
		124,160
	> New Zealand 0.4%
5,773,789	Sky City Entertainment	22,780
	Casino/Entertainment Complex
		22,780
Other Countries: Total		659,917

Number of Shares		Value (000)

Latin America 4.4%
	> Brazil 2.7%
4,300,000	Suzano	$69,203
	Brazilian Pulp & Paper Producer
800,000	Porto Seguro	30,726
	Auto & Life Insurance
2,500,000	Natura Cosmeticos	30,005
	Direct Retailer of Cosmetics
2,000,000	Localiza Rent A Car	20,404
	Car Rental
520,800	Redecard (a)	9,717
	Credit/Debit Card Acquirer/Processor
		160,055
	> Mexico 1.2%
7,000,000	Urbi Desarrollos Urbanos (a)	25,152
	Affordable Housing Builder
500,000	Grupo Aeroportuario del Surest	24,810
	Cancun & Cozumel Airport Operator
18,000,000	Consorcio ARA	24,110
	Affordable Housing Builder
		74,072
	> Chile 0.5%
160,000	Sociedad Quimica y Minera de Chile	27,749
	Producer of Specialty Fertilizers, Lithium, & Iodine
		27,749
Latin America: Total		261,876

Total Equities: 92.3% (Cost: $3,291,877)		5,442,960

Principal Amount (000)		Value (000)

Short-Term Obligations 7.2%
$50,000	U.S. Treasury Bills 2.20% Due 10/18/07	$49,948
50,000	U.S. Treasury Bills 3.85% Due 11/01/07	49,834
28,800	Novartis Finance (d) 4.66% Due 10/11/07	28,763
28,600	IBM Corporation (d) 4.70% Due 10/04/07	28,589
28,600	General Electric Capital 4.68% Due 10/05/07	28,585
28,600	Chevron Funding 4.70% Due 10/01/07	28,570
28,600	Avon Capital (d) 4.83% Due 10/10/07	28,565
28,200	Nestle Capital (d) 4.77% Due 10/03/07	28,193
27,600	Toyota Motor Credit 5.15% Due 10/02/07	27,596
127,507	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by various U.S. Government Agency Obligations with maturities to 9/27/11, market value of $130,058 (repurchase proceeds $127,557)	127,507
	(Amortized Cost: $426,150)	426,150

Total Investments: 99.5% (Cost: $3,718,027)(e)(f)		5,869,110

Cash and Other Assets Less Liabilities: 0.5%		29,603

Total Net Assets: 100%		$5,898,713

>	Notes to Statement of Investments (dollar values in thousands)

*Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2007, are as follows:

Affiliates	Balance of Shares Held 12/31/06	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/07	Value	Dividend
AIN Pharmaciez	643,000	—	—	643,000	$11,750	$90
FullCast	—	14,000	—	14,000	8,845	339
Kongsberg Automotive	2,065,000	709,800	—	2,774,800	18,615	386
Unit 4 Agresso	1,385,000	—	—	1,385,000	40,822	1,194
Van Houtte*	950,000	—	950,000	—	—	245
TOTAL OF AFFILIATED TRANSACTIONS	5,043,000	723,800	950,000	4,816,800	$80,032	$2,254

* At September 30, 2007, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2007, was $89,822 and $80,032 respectively. Investments in affiliate companies represented 1.4% of the Fund’s total net assets at September 30, 2007.

(c)	Security has no value.

(d)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2007, these securities had an aggregate value of $114,110, which represented 1.9% of net assets.

(e)

At September 30, 2007, for federal income tax purposes cost of investments was $3,718,027 and net unrealized appreciation was $2,151,083 consisting of gross unrealized appreciation of $2,284,248 and gross unrealized depreciation of $133,165.

(f)	On September 30, 2007, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Total Net Assets
Euro	$1,832,791	31.1%
US Dollar	767,837	13.0
Japanese Yen	732,787	12.4
Hong Kong Dollar	447,848	7.6
British Pound	329,620	5.6
Swiss Franc	317,503	5.4
Other currencies less than 5% of total net assets	1,440,724	24.4
	$5,869,110	99.5%

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value (000)
		Equities: 96.1%

Information 30.8%
	> Business Software 5.3%
340,700	Micros Systems (a)	$22,169
	Information Systems for Restaurants & Hotels
779,900	Avid Technology (a)	21,120
	Digital Nonlinear Editing Software & Systems
2,100,000	Novell (a)	16,044
	Directory, Operating System & Identity Management Software
386,406	Blackbaud	9,753
	Software & Services for Non-profits
215,100	ANSYS (a)	7,350
	Simulation Software for Engineers & Designers
230,400	Concur Technologies (a)	7,262
	Web Enabled Cost & Expense Management Software
370,000	Informatica (a)	5,809
	Enterprise Data Integration Software
		89,507
	> Semiconductors & Related Equipment 4.0%
1,298,490	Integrated Device Technology (a)	20,101
	Communications Semiconductors
710,000	Microsemi (a)	19,795
	Analog/Mixed Signal Semiconductors
189,296	Supertex (a)	7,549
	Mixed-signal Semiconductors
762,300	AMIS Holdings (a)	7,402
	Mixed-signal Semiconductors
190,000	Littelfuse (a)	6,781
	Little Fuses
725,000	Entegris (a)	6,293
	Semiconductor Wafer Shipping & Handling Products
		67,921
	> Mobile Communications 3.7%
1,005,000	Crown Castle International (a)	40,833
	Communications Towers
506,000	American Tower (a)	22,031
	Communications Towers in USA & Mexico
88,000	Globalstar (a)	645
	Satellite Mobile Voice & Data Carrier
		63,509
	> Computer Hardware & Related Equipment 3.6%
505,000	II-VI (a)	17,438
	Laser Components
433,581	Nice Systems (a)	15,539
	Audio & Video Recording Solutions
295,600	Amphenol	11,753
	Electronic Connectors
160,000	Belden CDT	7,506
	Specialty Cable
99,000	Zebra Technologies (a)	3,612
	Bar Code Printers
97,300	Netgear (a)	2,960
	Networking Products for Small Business & Home
65,000	Intermec (a)	1,698
	Bar Code & Wireless LAN Systems
32,700	Rogers (a)	1,347
	PCB Laminates & High-performance Foams
		61,853
	> Instrumentation 3.5%
430,000	Flir Systems (a)	23,818
	Infrared Cameras
368,000	Trimble Navigation (a)	14,429
	GPS-based Instruments
140,000	Mettler Toledo (a)	14,280
	Laboratory Equipment
192,906	IPG Photonics (a)	3,793
	Fiber Lasers
60,000	FARO Technologies (a)	2,649
	Precision Measurement Equipment
		58,969
	> Telecommunications Equipment 2.5%
2,688,200	Tellabs (a)	25,592
	Telecommunications Equipment
525,000	Polycom (a)	14,101
	Video Conferencing Equipment
85,000	Ciena (a)	3,237
	Optical Transport & Broadband Access Equipment
		42,930
	> Telephone Services 2.1%
1,486,000	Time Warner Telecom (a)	32,647
	Fiber Optic Telephone/Data Services
240,000	Windstream	3,389
	Rural Telephone Franchises
		36,036
	> Internet Related 1.5%
460,000	ValueClick (a)	10,332
	Internet Advertising
650,000	TheStreet.com	7,871
	Financial Information Website Publisher
980,000	CNET Networks (a)	7,301
	Internet Advertising on Niche Websites
		25,504
	> Financial Processors 1.0%
393,280	Global Payments	17,391
	Credit Card Processor
		17,391
	> Business Information & Marketing Services 0.8%
350,000	Ceridian (a)	12,159
	HR Services & Payment Processing
98,300	Navigant Consulting (a)	1,244
	Financial Consulting Firm
		13,403
	> Computer Services 0.8%
786,000	RCM Technologies (a)(b)	5,148
	Technology & Engineering Services
1,005,500	AnswerThink (a)	3,308
	IT Integration & Best Practice Research
95,000	SRA International (a)	2,668
	Government IT Services
235,000	iGate (a)	2,014
	IT & Business Process Outsourcing Services
		13,138

Number of Shares		Value (000)

	> TV Broadcasting 0.6%
1,125,000	Entravision Communications (a)	$10,372
	Spanish Language TV, Radio & Outdoor
		10,372
	> Radio 0.5%
511,100	Salem Communications	4,089
	Radio Stations for Religious Programming
300,000	Saga Communications (a)	2,202
	Radio Stations in Small- & Mid-sized Cities
705,500	Spanish Broadcasting System (a)	1,820
	Spanish Language Radio Stations
		8,111
	> Television Programming 0.4%
750,000	Lions Gate Entertainment (a)	7,733
	Film & TV Studio
		7,733
	> CATV 0.4%
240,000	Discovery Holding (a)	6,924
	CATV Programming
		6,924
	> Gaming Equipment & Services 0.1%
98,500	Shuffle Master (a)	1,473
	Card Shufflers & Casino Games
		1,473
Information: Total		524,774

Consumer Goods & Services 19.0%
	> Retail 4.4%
398,000	Abercrombie & Fitch	32,119
	Teen Apparel Retailer
540,000	Urban Outfitters (a)	11,772
	Apparel & Home Specialty Retailer
175,000	J Crew Group (a)	7,262
	Multi-channel Branded Retailer
224,500	AnnTaylor Stores (a)	7,110
	Women’s Apparel Retailer
486,250	Christopher & Banks	5,893
	Women’s Apparel Retailer
418,000	Chico’s FAS (a)	5,873
	Women’s Specialty Retailer
95,000	Genesco (a)	4,382
	Multi-concept Branded Footwear Retailer
3,800	Lululemon Athletica (a)	160
	Premium Active Apparel Retailer
		74,571
	> Other Consumer Services 3.6%
366,000	ITT Educational Services (a)	44,538
	Post-secondary Degree Services
149,000	NutriSystem (a)	6,987
	Weight Loss Programs
310,000	Universal Technical Institute (a)	5,580
	Vocational Training
60,000	Weight Watchers International	3,454
	Weight Loss Programs
		60,559
	> Apparel 2.9%
634,200	Oxford Industries	22,907
	Branded & Private Label Apparel
885,200	True Religion Apparel (a)	15,580
	Premium Denim
222,200	Coach (a)	10,503
	Designer & Retailer of Branded Leather Accessories
		48,990
	> Other Durable Goods 1.9%
2,078,300	Champion Enterprises (a)	22,820
	Manufactured Homes
287,900	Cavco Industries (a)	9,644
	Higher End Manufactured Homes
		32,464
	> Nondurables 1.5%
531,400	Scotts Miracle-Gro	22,717
	Consumer Lawn & Garden Products
108,000	Jarden (a)	3,342
	Branded Household Products
		26,059
	> Leisure Products 1.4%
301,300	International Speedway	13,818
	Largest Motorsports Racetrack Owner & Operator
195,500	Speedway Motorsports	7,233
	Motorsport Racetrack Owner & Operator
80,000	Thor Industries	3,599
	RV & Bus Manufacturer
		24,650
	> Restaurants 0.9%
337,500	Sonic (a)	7,898
	Quick Service Restaurant
163,800	Red Robin Gourmet Burgers (a)	7,027
	Casual Dining Restaurant
		14,925
	> Consumer Goods Distribution 0.8%
523,500	Pool	13,077
	Distributor of Swimming Pool Supplies & Equipment
		13,077
	> Casinos & Gaming 0.7%
455,000	Pinnacle Entertainment (a)	12,390
	Regional Casino Operator
		12,390
	> Furniture & Textiles 0.4%
400,000	Knoll	7,096
	Office Furniture
		7,096
	> Food & Beverage 0.3%
90,000	Hansen Natural (a)	5,101
	Alternative Beverages
		5,101
	> Travel 0.2%
45,000	Vail Resorts (a)	2,803
	Ski Resort Operator & Developer
		2,803
Consumer Goods & Services: Total		322,685

Number of Shares		Value (000)

Industrial Goods & Services 13.7%
	> Machinery 7.0%
697,500	Ametek	$30,146
	Aerospace/Industrial Instruments
673,600	Pentair	22,350
	Pumps & Water Treatment
650,300	ESCO Technologies (a)	21,616
	Automatic Electric Meter Readers
373,600	Nordson	18,758
	Dispensing Systems for Adhesives & Coatings
319,800	Donaldson	13,355
	Industrial Air Filtration
272,000	Goodman Global (a)	6,495
	HVAC Equipment Manufacturer
71,800	Toro	4,224
	Turf Maintenance Equipment
50,000	Kaydon	2,600
	Specialized Friction & Motion Control Products
		119,544
	> Electrical Components 1.9%
500,000	Genlyte Group (a)	32,130
	Commercial Lighting Fixtures
		32,130
	> Other Industrial Services 1.4%
415,000	American Commercial Lines (a)	9,848
	Operator/Builder of Inland Barges
350,000	Labor Ready (a)	6,478
	Temporary Manual Labor
196,000	American Reprographics (a)	3,669
	Document Management & Logistics
89,000	G&K Services	3,578
	Uniform Rental
		23,573
	> Construction 1.1%
204,050	Florida Rock	12,751
	Aggregates & Concrete
100,000	Simpson Manufacturing	3,185
	Wall Joint Maker
140,000	M/I Homes	1,945
	Home Builder
		17,881
	> Outsourcing Services 0.9%
350,000	Quanta Services (a)	9,257
	Electrical & Telecom Construction Services
175,000	Administaff	6,353
	Professional Employer Organization
		15,610
	> Waste Management 0.5%
280,875	Waste Connections (a)	8,921
	Solid Waste Management
		8,921
	> Industrial Distribution 0.5%
225,000	Interline Brands (a)	5,173
	Industrial Distribution
70,000	Watsco	3,250
	HVAC Distribution
		8,423
	> Industrial Materials & Specialty Chemicals 0.4%
155,000	Drew Industries (a)	6,305
	RV & Manufactured Home Components
		6,305
Industrial Goods & Services: Total		232,387

Health Care 12.5%
	> Biotechnology & Drug Delivery 4.9%
885,000	PDL BioPharma (a)	19,125
	Proprietary Monoclonal Antibodies
700,000	BioMarin (a)	17,430
	Biotech Focused on Orphan Diseases
125,000	Myriad Genetics (a)	6,519
	Drugs/Diagnostics Hybrid
545,000	Array Biopharma (a)	6,120
	Drugs for Cancer & Inflammatory Diseases
400,000	Medarex (a)	5,664
	Humanized Antibodies
580,000	Nektar Therapeutics (a)	5,121
	Drug Delivery Technologies
421,400	Seattle Genetics (a)	4,737
	Antibody-based Therapies for Cancer
3,690,300	Medicure (a)	4,133
738,060	Medicure - Warrants (a)(c)	295
	Cardiovascular Biotech Company
1,135,000	Decode Genetics (a)	3,939
	Drugs for Heart Attack, Asthma & Vascular Disease
301,000	Arena Pharmaceuticals (a)	3,296
	Novel Drug Targeting Technology
500,000	IsoRay (a)	1,775
100,000	IsoRay - Warrants (a)(c)	50
	Radiology Cancer Company
386,425	Neurogen (a)	1,716
	Development-stage Biotech Focused on Neurology
220,000	Pharmacopeia (a)	1,258
	Biotech Company with Broad Early-stage Pipeline
211,999	La Jolla Pharmaceutical (a)	939
	Lupus Treatment
273,500	Nuvelo (a)	561
	Development-stage Biotech Focused on Cardiovascular/Cancer
55,800	Genitope (a)	250
	Cancer Vaccine
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	98
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	50
	High Throughput Rational Drug Design
18,181	Metabolex, Series F (a)(c)	64
	Diabetes Drug Development
		83,140
	> Medical Equipment & Devices 2.3%
577,400	Edwards Lifesciences (a)	28,471
	Heart Valves
105,000	Vital Signs	5,475
	Anesthesia, Respiratory & Sleep Products
94,171	Advanced Medical Optics (a)	2,881
	Medical Devices for Eye Care

Number of Shares		Value (000)

	> Medical Equipment & Devices—continued
55,000	Illumina (a)	$2,853
	Leading Tools & Service Provider for Genetic Analysis
		39,680
	> Health Care Services 2.0%
291,800	Lincare Holdings (a)	10,694
	Home Health Care Services
470,000	PSS World Medical (a)	8,991
	Medical Supplies
137,000	Charles River Laboratories (a)	7,693
	Pharmaceutical Research
210,000	LCA-Vision	6,172
	Lasik Surgery Centers
		33,550
	> Pharmaceuticals 1.9%
305,000	Medicis Pharmaceutical	9,305
	Specialty Pharmaceuticals for Dermatology
270,000	MGI Pharma (a)	7,501
	Specialty Pharmaceuticals for Oncology & Acute Care
1,040,000	QLT (a)	5,918
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
50,000	Cephalon (a)	3,653
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
505,000	Barrier Therapeutics (a)	3,050
	Specialty Pharmaceuticals for Dermatology
300,000	Collagenex Pharmaceuticals (a)	2,694
	Specialty Pharmaceuticals for Dermatology
		32,121
	> Medical Supplies 1.4%
270,700	ICU Medical (a)	10,490
	Intravenous Therapy Products
158,300	Techne (a)	9,985
	Cytokines, Antibodies & other Reagents for Life Science
200,000	QIAGEN (a)	3,882
	Life Science Company; DNA/RNA Purification
		24,357
Health Care: Total		212,848

Energy & Minerals 9.3%
	> Oil Services 5.5%
803,400	FMC Technologies (a)	46,324
	Oil & Gas Well Head Manufacturer
367,000	Atwood Oceanics (a)	28,098
	Offshore Drilling Contractor
115,375	Exterran Holdings (a)	9,269
	Natural Gas Compressor Rental & Fabrication
67,500	CARBO Ceramics	3,424
	Natural Gas Well Stimulants
120,500	Tesco (a)	3,272
	Developing New Well Drilling Technologies
151,000	Tetra Technologies (a)	3,192
	U.S.-based Services Company with Life of Field Approach
11,000	Key Energy Services (a)	187
	Well Workover Services
		93,766
	> Oil & Gas Producers 2.9%
525,000	Quicksilver Resources (a)	24,701
	Natural Gas & Coal Seam Gas Producer
245,000	Carrizo Oil & Gas (a)	10,991
	Explores for Natural Gas & Crude Oil
138,400	Southwestern Energy (a)	5,792
	Oil & Gas Producer
111,200	Equitable Resources	5,768
	Natural Gas Producer & Utility
450,000	Vaalco Energy (a)	2,056
	Oil & Gas Producer
		49,308
	> Other Resources 0.7%
218,000	Layne Christensen (a)	12,095
	Oil & Gas Production/Engineering & Construction/Contract Drilling
		12,095
	> Oil Refining, Marketing & Distribution 0.2%
50,250	Oneok	2,382
	Natural Gas Distribution, Pipeline Processing & Trading
		2,382
Energy & Minerals: Total		157,551

Finance 8.8%
	> Banks 2.9%
212,756	Chittenden	7,480
	New England Bank
280,777	Glacier Bancorp	6,323
	Mountain States Bank
341,299	Pacific Continental	5,338
	Niche Pacific N.W. Bank
145,000	Greene County Bancshares	5,285
	Tennessee Bank
215,000	First Busey	4,711
	Illinois Bank
179,500	TCF Financial	4,699
	Great Lakes Bank
135,000	Old Second Bancorp	3,847
	Illinois Bank
164,388	Lakeland Financial	3,799
	Indiana Bank
105,000	MB Financial	3,628
	Chicago Bank
98,600	Associated Banc-Corp	2,922
	Midwest Bank
20,000	First Financial Bankshares	804
	West Texas Bank
31,500	West Bancorporation	489
	Des Moines Commercial Bank
		49,325

Number of Shares		Value (000)

	> Insurance 2.6%
714,500	HCC Insurance Holdings	$20,463
	Specialty Insurance
14,000	Markel (a)	6,776
	Specialty Insurance
105,000	Philadelphia Consolidated Holding (a)	4,341
	Specialty Insurance
87,000	Delphi Financial Group	3,517
	Group Employee Benefit Products & Services
75,000	Endurance Specialty Holdings	3,116
	Commercial Lines Insurance/Reinsurance
177,743	Eastern Insurance Holdings	2,746
	Workers Comp & Specialty Insurance
91,000	United America Indemnity (a)	1,957
	Specialty Insurance
200,000	Meadowbrook Insurance Group (a)	1,802
	Specialty Insurance Products & Services
		44,718
	> Finance Companies 2.6%
1,136,500	AmeriCredit (a)	19,980
	Auto Lending
482,900	World Acceptance (a)	15,974
	Personal Loans
130,000	McGrath Rentcorp	4,321
	Temporary Space & IT Rentals
140,000	Aaron Rents	3,122
	Rent-to-own
		43,397
	> Brokerage & Money Management 0.4%
150,000	SEI Investments	4,092
	Mutual Fund Administration & Investment Management
189,523	Thomas Weisel Partners Group (a)	2,750
	Boutique Bay Area Investment Bank
		6,842
	> Savings & Loans 0.3%
258,000	People’s United	4,458
	Connecticut Savings & Loan
46,200	Anchor Bancorp Wisconsin	1,248
	Wisconsin Thrift
		5,706
Finance: Total		149,988

Other Industries 2.0%
	> Real Estate 1.4%
560,000	DiamondRock Hospitality	9,750
	Hotel Owner
77,500	Gaylord Entertainment (a)	4,124
	Convention Hotels
100,000	Digital Realty Trust	3,939
	Technology-focused Office Buildings
150,000	Kite Realty Group	2,820
	Community Shopping Centers
90,000	American Campus Communities	2,636
	Student Housing
		23,269

Number of Shares or Principal Amount (000)		Value (000)

	> Transportation 0.4%
524,720	Heartland Express	$7,493
	Regional Trucker
		7,493
	> Regulated Utilities 0.2%
97,500	Northeast Utilities	2,786
	Regulated Electric Utility
		2,786
Other Industries: Total		33,548

Total Equities: 96.1% (Cost: $1,183,018)		1,633,781

Short-Term Obligations 2.3%
$8,200	Toyota Motor Credit 5.15% Due 10/02/07	8,199
8,200	General Electric Capital 4.68% Due 10/05/07	8,198
8,200	Chevron Funding 4.70% Due 10/01/07	8,197
14,883	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 7/15/36, market value of $15,184 (repurchase proceeds $14,889)	14,883
	(Amortized Cost: $39,477)	39,477

Total Investments: 98.4% (Cost: $1,222,495)(d)		1,673,258

Cash and Other Assets Less Liabilities: 1.6%		27,118

Total Net Assets: 100%		$1,700,376

>	Notes to Statement of Investments (dollar values in thousands)

*Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2007, the Fund held five percent or more of the outstanding voting securities of the following companies:

Affiliates	Balance of Shares Held 12/31/06	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/07	Value	Dividend
RCM Technologies	786,000	—	—	786,000	$5,148	$—

The aggregate cost and value of these companies at September 30, 2007, was $5,636 and $5,148 respectively. Investments in affiliate companies represented 0.3% of the Fund’s total net assets at September 30, 2007.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2007, these securities amounted to $557 which represented 0.03% of the Fund’s total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1 Pfd.	9/5/01	37,500	$1,500	$98
Locus Pharmaceuticals, Series B-1 Pfd.	2/8/07	19,329	56	50
Metabolex, Series F	5/11/00	18,181	2,000	64
IsoRay - Warrants	3/21/07	100,000	—	50
Medicure - Warrants	12/22/06	738,060	—	295
			$3,556	$557

(d)

At September 30, 2007, for federal income tax purposes cost of investments was $1,222,495 and net unrealized appreciation was $450,763 consisting of gross unrealized appreciation of $550,554 and gross unrealized depreciation of $99,791.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value (000)
		Equities: 92.4%

Europe 49.0%
	> Switzerland 10.0%
72,500	Kuehne & Nagel	$7,136
	Freight Forwarding/Logistics
23,000	Nobel Biocare Holding	6,221
	Dental Implants & Ceramic Crowns
50,000	Synthes	5,598
	Products for Orthopedic Surgery
20,500	Geberit	2,682
	Plumbing Supplies
7,500	Swatch Group	2,459
	Watch & Electronics Manufacturer
26,000	Schindler	1,638
	Elevator Manufacturer & Service Provider
		25,734
	> Netherlands 9.0%
143,500	Fugro	11,641
	Oilfield Services
87,000	SBM Offshore	3,418
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
117,633	Aalberts Industries	2,805
	Flow Control & Heat Treatment
76,700	OPG Groep	2,498
	Health Care Supplies & Pharmacies
23,100	Boskalis Westminster	1,163
	Dredging & Maritime Contractor
29,000	USG People	827
	Temporary Staffing Services
44,936	Wavin	803
	Largest European Plastic Pipe Systems Company
		23,155
	> Ireland 5.5%
132,037	CRH	5,234
	Global Building Materials
205,000	IAWS Group	4,557
	Baked Goods
959,600	United Drug	4,486
	Irish Pharmaceutical Wholesaler & Outsourcer
		14,277
	> United Kingdom 5.3%
600,000	Smith & Nephew	7,338
	Medical Equipment & Supplies
370,000	Informa Group	3,786
	Global Publisher & Event Organizer
135,000	Intertek Testing	2,611
	Testing, Inspection, Certification Services
		13,735
	> Sweden 4.1%
360,000	Hexagon	7,305
	Measurement Equipment & Polymers
857,000	Securitas Systems	3,161
	Commercial Security Installation & Service
		10,466
	> Germany 3.4%
40,000	Wincor Nixdorf	3,306
	Retail POS Systems & ATM Machines
1,250	Porsche	2,654
	Specialty Automobile Manufacturer
19,500	Deutsche Boerse	2,654
	Trading, Clearing, Settlement Services for Financial Markets
		8,614
	> France 3.1%
343,000	SES Global	8,093
	Satellite Broadcasting Services
		8,093
	> Austria 2.8%
89,500	Zumtobel	7,208
	Lighting Systems
		7,208
	> Greece 2.3%
145,000	Intralot	5,999
	Lottery & Gaming Systems & Services
		5,999
	> Spain 2.0%
55,000	Red Electrica de Espana	2,848
	Spanish Power Grid
110,000	Prisa	2,175
	Leading Spanish-speaking Publisher
		5,023
	> Denmark 1.5%
31,000	Novozymes	3,909
	Industrial Enzymes
		3,909
Europe: Total		126,213

Asia 27.2%
	> Japan 16.2%
20,000	Nintendo	10,353
	Entertainment Software & Hardware
188,000	Hoya	6,394
	Opto-electrical Components & Eyeglass Lenses
8,150	Jupiter Telecommunications (a)	6,315
	Largest Cable Service Provider in Japan
70,000	Ibiden	5,894
	Electronic Parts & Ceramics
2,430	Kenedix	4,218
	Real Estate Investment Management
540,000	Kansai Paint	4,132
	Paint Producer in Japan, India, China & Southeast Asia
350,000	Park24	3,149
	Parking Lot Operator
76,500	Ushio	1,387
	Industrial Light Sources
		41,842

Number of Shares		Value (000)

	> China 5.0%
7,300,000	Lenovo Group	$5,580
	Third Largest PC Vendor Globally
1,250,000	China Shipping Development	4,051
	China’s Dominant Shipper for Oil & Coal
2,500,000	Jiangsu Expressway	3,202
	Chinese Toll Road Operator
		12,833
	> Hong Kong 3.5%
299,000	Hong Kong Exchanges and Clearing	9,140
	Hong Kong Equity & Derivatives Market Operator
		9,140
	> South Korea 1.3%
105,200	Sung Kwang Bend	3,252
	A Large Customized Industrial Pipe Fitting Manufacturer
		3,252
	> Singapore 1.2%
364,000	Singapore Exchange	3,146
	Singapore Equity & Derivatives Market Operator
		3,146
Asia: Total		70,213
	Other Countries 16.2%
	> Canada 5.7%
90,000	Potash Corp. of Saskatchewan	9,513
	World’s Largest Producer of Potash
137,000	RONA (a)	3,000
	Leading Canadian Do-it-yourself Retailer
1,656,800	Petro Rubiales Energy (a)(b)	1,874
828,400	Petro Rubiales Energy - Warrants (a)(b)	375
	Oil Production & Exploration in Colombia
		14,762
	> South Africa 4.9%
203,000	Impala Platinum Holdings	7,056
	Platinum Group Metals Mining & Refining
198,000	Naspers	5,481
	Media & Education in Africa & other Emerging Markets
		12,537
	> United States 4.8%
55,000	Diamond Offshore	6,231
	Contract Driller
45,500	Atwood Oceanics (a)	3,483
	Offshore Drilling Contractor
135,000	QIAGEN (a)	2,606
	Life Science Company; DNA/RNA Purification
		12,320

Number of Shares or Principal Amount (000)		Value (000)

	> Australia 0.8%
303,259	Sino Gold (a)	$2,023
	Gold Mining in The People’s Republic of China
		2,023
Other Countries: Total		41,642

Total Equities: 92.4% (Cost: $179,925)		238,068

Short-Term Obligation 4.7%
$12,297	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 1/05/27, market value of $12,544 (repurchase proceeds $12,302)	$12,297
	(Cost: $12,297)	12,297

Total Investments: 97.1% (Cost: $192,222)(c)(d)		250,365

Cash and Other Assets Less Liabilities: 2.9%		7,353

Total Net Assets: 100%		$257,718

>	Notes to Statement of Investments (dollar values in thousands)

*Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2007, these securities amounted to $2,249 which represented 0.87% of the Fund’s total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Petro Rubiales Energy	7/12/17	1,656,800	$1,109	$1,874
Petro Rubiales Energy-Warrants	7/12/07	828,400	236	375
			$1,345	$2,249

(c)

At September 30, 2007, for federal income tax purposes cost of investments was $192,222 and net unrealized appreciation was $58,143 consisting of gross unrealized appreciation of $65,251 and gross unrealized depreciation of $7,108.

(d)	On September 30, 2007, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro	$74,973	29.1%
Japanese Yen	41,842	16.2
US Dollar	31,524	12.2
Swiss Franc	25,734	10.0
Hong Kong Dollar	21,974	8.5
British Pound	13,735	5.3
Other currencies less than 5% of total net assets	40,583	15.8
	$250,365	97.1%

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2007

Number of Shares		Value (000)
		Equities: 94.3%

Consumer Goods & Services 26.2%
	> Retail 10.6%
1,650,000	Abercrombie & Fitch	$133,155
	Teen Apparel Retailer
3,550,000	Safeway	117,540
	Supermarkets
850,000	Costco Wholesale	52,165
	Warehouse Superstores
3,100,000	Chico’s FAS (a)	43,555
	Women’s Specialty Retailer
		346,415
	> Other Consumer Services 5.7%
1,300,000	ITT Educational Services (a)	158,197
	Post-secondary Degree Services
1,500,000	Universal Technical Institute (a)(b)	27,000
	Vocational Training
		185,197
	> Travel 4.8%
3,550,000	Expedia (a)	113,174
	Online Travel Services Company
2,000,000	Hertz (a)	45,440
	Largest U.S. Rental Car Operator
		158,614
	> Apparel 2.2%
1,550,000	Coach (a)	73,269
	Designer & Retailer of Branded Leather Accessories
		73,269
	> Leisure Products 2.2%
800,000	Harley-Davidson	36,968
	Motorcycles & Related Merchandise
750,000	International Speedway	34,395
	Largest Motorsports Racetrack Owner & Operator
		71,363
	> Furniture & Textiles 0.7%
850,000	Herman Miller	23,069
	Office Furniture
		23,069
Consumer Goods & Services: Total		857,927

Information 24.6%
	> CATV 6.9%
3,000,000	Liberty Global Series C (a)	115,980
600,000	Liberty Global Series A (a)	24,612
	Cable TV Franchises outside the USA
3,000,000	Discovery Holding (a)	86,550
	CATV Programming
		227,142
	> Mobile Communications 4.4%
2,300,000	American Tower (a)	100,142
	Communications Towers in USA & Mexico
6,000,000	Globalstar (a)(b)	43,980
	Satellite Mobile Voice & Data Carrier
		144,122
	> Telecommunications Equipment 4.4%
15,000,000	Tellabs (a)	142,800
	Telecommunications Equipment
		142,800
	> Business Software 3.6%
2,350,000	Avid Technology (a)(b)	63,638
	Digital Nonlinear Editing Software & Systems
6,900,000	Novell (a)	52,716
	Directory, Operating System & Identity Management Software
		116,354
	> Internet Related 2.6%
9,600,000	SkillSoft (a)(b)	86,304
	Web-based Learning Solutions (E-Learning)
		86,304
	> Contract Manufacturing 1.8%
27,500,000	Sanmina-SCI (a)(b)	58,300
	Electronic Manufacturing Services
		58,300
	> Semiconductors & Related Equipment 0.8%
2,700,000	Canadian Solar (a)(b)	25,488
	Solar Cell & Module Manufacturer
		25,488
	> Computer Services 0.1%
1,367,000	AnswerThink (a)	4,497
	IT Integration & Best Practice Research
		4,497
Information: Total		805,007

Energy & Minerals 20.0%
	> Mining 11.6%
17,215,800	Uranium One (South Africa) (a)	227,606
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
1,440,000	Potash Corp. of Saskatchewan (Canada)	152,208
	World’s Largest Producer of Potash
		379,814
	> Oil Services 6.5%
5,000,000	Tetra Technologies (a)(b)	105,700
	U.S. Based Service Company with Life of Field Approach
1,200,000	FMC Technologies (a)	69,192
	Oil & Gas Well Head Manufacturer
300,000	Atwood Oceanics (a)	22,968
	Offshore Drilling Contractor
125,000	Diamond Offshore	14,161
	Contract Driller
		212,021

Number of Shares		Value (000)

	> Oil & Gas Producers 1.9%
50,000,000	Petro Rubiales Energy (Canada) (a)(b)(c)	$56,565
17,212,500	Perto Rubiales Energy - Warrants (Canada) (a)(b)(c)	7,787
	Oil Production & Exploration in Colombia
		64,352
Energy & Minerals: Total		656,187

Finance 11.9%
	> Insurance 7.0%
8,300,000	Conseco (a)	132,800
	Life, Long-term Care, & Medical Supplement Insurance
112,000	Markel (a)	54,208
	Specialty Insurance
2,400,000	Montpelier Re	42,480
	Commercial Lines Insurance/Reinsurance
		229,488
	> Brokerage & Money Management 4.9%
4,100,000	Janus Capital Group	115,948
	Manages Mutual Funds
1,600,000	SEI Investments	43,648
	Mutual Fund Administration & Investment Management
		159,596
Finance: Total		389,084

Industrial Goods & Services 9.5%
	> Other Industrial Services 3.8%
1,425,000	Expeditors International of Washington	67,402
	International Freight Forwarder
2,450,000	American Commercial Lines (a)	58,139
	Operator/Builder of Inland Barges
		125,541
	> Outsourcing Services 2.3%
2,800,000	Quanta Services (a)	74,060
	Electrical & Telecom Construction Services
		74,060
	> Waste Management 1.7%
1,500,000	Waste Management	56,610
	U.S. Garbage Collection & Disposal
		56,610
	> Steel 1.7%
2,350,000	Worthington Industries	55,366
	Steel Processing & Manufactured Metal Products
		55,366
Industrial Goods & Services: Total		311,577

Number of Shares or Principal Amount (000)		Value (000)

Health Care 1.1%
	> Health Care Services 1.1%
1,000,000	Lincare Holdings (a)	$36,650
	Home Health Care Services
		36,650
Health Care: Total		36,650
	Other Industries 1.0%
	> Transportation 1.0%
1,250,000	JB Hunt Transport Services	32,875
	Truck & Intermodal Carrier
		32,875
Other Industries: Total		32,875

Total Equities: 94.3% (Cost: $2,099,303)		3,089,307

Short-Term Obligations 4.9%
$16,100	Novartis Finance (d) 4.66% Due 10/11/07	16,079
15,900	Chevron Funding 4.70% Due 10/01/07	15,900
15,900	Nestle Capital (d) 4.77% Due 10/03/07	15,896
15,900	IBM Corporation (d) 4.70% Due 10/04/07	15,894
15,900	General Electric Capital 4.68% Due 10/05/07	15,891
15,900	Avon Capital (d) 4.83% Due 10/10/07	15,881
15,400	Toyota Motor Credit 5.15% Due 10/02/07	15,398
51,031	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 11/15/30, market value of $52,056 (repurchase proceeds $51,051)	51,031
	(Amortized Cost: $161,970)	161,970

Total Investments: 99.2% (Cost: $2,261,273)(e)		3,251,277

Cash and Other Assets Less Liabilities: 0.8%		25,255

Total Net Assets: 100%		$3,276,532

>	Notes to Statement of Investments (dollar values in thousands)

*Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the nine months ended September 30, 2007, are as follows:

Affiliates	Balance of Shares Held 12/31/06	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/07	Value	Dividend
Avid Technology	2,200,000	150,000	—	2,350,000	$63,638	$—
Canadian Solar	550,000	2,150,000	—	2,700,000	25,488	—
Globalstar	1,600,000	4,400,000	—	6,000,000	43,980	—
Petro Rubiales Energy	—	67,212,500	—	67,212,500	64,352	—
Sanmina-SCI	10,330,000	17,170,000	—	27,500,000	58,300	—
SkillSoft	9,600,000	—	—	9,600,000	86,304	—
Tetra Technologies	—	5,000,000	—	5,000,000	105,700	—
Universal Technical Institute	1,350,000	150,000	—	1,500,000	27,000	—
UrAsia Energy (merged into Uranium One)*	30,050,000	2,000,000	32,050,000	—	—	—
TOTAL OF AFFILIATED TRANSACTIONS	55,680,000	98,232,500	32,050,000	121,862,500	$474,762	$—

*

At September 30, 2007, the Fund owned less than five percent of the company’s outstanding voting shares. The aggregate cost and value of these companies at September 30, 2007, was $526,638 and $474,762 respectively. Investments in affiliate companies represented 14.5% of the Fund’s total net assets at September 30, 2007.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2007, these securities amounted to $64,226 which represented 1.96% of the Fund’s net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Petro Rubiales Energy	7/12/07	49,900,000	$37,653	$56,439
Petro Rubiales Energy-Warrants	7/12/07	17,212,500	4,910	7,787
			$42,563	$64,226

(d)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2007, these securities had an aggregate value of $63,750, which represented 1.9% of the Fund’s net assets.

(e)

At September 30, 2007, for federal income tax purposes cost of investments was $2,261,273 and net unrealized appreciation was $990,004 consisting of gross unrealized appreciation of $1,154,627 and gross unrealized depreciation of $164,623.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2007

Number of Shares or Principal Amount (000)		Value (000)

	> Bond Funds: 69.5%
7,347,475	Columbia Intermediate Bond Fund, Class Z	$64,290
3,730,402	Columbia Federal Securities Fund, Class Z	38,460
3,131,524	Columbia Conservative High Yield Fund, Class Z	25,898

Total Bond Funds (Cost: $128,931)		128,648
	> Stock Funds: 30.1%

888,989	Columbia Large Cap Enhanced Core Fund, Class Z	13,744
716,817	Columbia Dividend Income Fund, Class Z	11,010
179,019	Columbia Acorn International, Class Z	8,568
357,281	Columbia Marsico Growth Fund, Class Z	8,382
254,857	Columbia Acorn Fund, Class Z	8,329
183,803	Columbia Acorn Select, Class Z	5,599
Total Stock Funds (Cost: $44,363)		55,632

Short-Term Obligation: 0.5%
$955	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/07, due 10/01/07 at 4.750%, collateralized by a U.S. Government Agency Obligation, maturing 9/15/10 market value of $955 (repurchase proceeds $955)	955
	(Cost: $955)	955

Total Investments: 100.1% (Cost: $174,249)(a)		185,235

Cash and Other Assets Less Liabilities: (0.1)%		(177)

Total Net Assets: 100%		$185,058

>	Notes to Statements of Investments (dollar values in thousands)

*Security Valuation:

Investments in portfolio funds are valued at their net asset value as reported by the underlying funds. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value.

(a)

At September 30, 2007, for federal income tax purposes cost of investments was $174,249 and net unrealized appreciation was $10,986, consisting of gross unrealized appreciation of $11,663 and gross unrealized depreciation of $677.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 26, 2007

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 26, 2007